Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Churchill Downs Incorporated
Entity Incorporation, State or Country Code	KY
Entity File Number	001-33998
Entity Tax Identification Number	61-0156015
Entity Address, Address Line One	600 North Hurstbourne Parkway, Suite 400
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	636-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	CHDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000020212
Amendment Description	CDI is filing this Form 8-K/A solely to amend and supplement Item 9.01 of the Original Form 8-K to provide the required financial statements and pro forma financial information. This Form 8-K/A does not otherwise update, modify or amend the Original Form 8-K and should be read in conjunction with the Original Form 8-K.